Document and Entity Information	Mar. 12, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000027904
Document Type	8-K
Document Period End Date	Mar. 12, 2020
Entity Registrant Name	DELTA AIR LINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-05424
Entity Tax Identification Number	58-0218548
Entity Address, Address Line One	P.O. Box 20706
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30320-6001
City Area Code	(404)
Local Phone Number	715-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false